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IL ANNUITY AND INSURANCE COMPANY LETTERHEAD

September 2000


Dear Contractholder:

As a Visionary Variable Annuity(SM) contractholder, we are providing you with semiannual fund reports from Visionary's(SM) five fund managers. Please note that we have furnished reports for not only those funds in which you are investing, but all the fund options available in the Visionary Variable Annuity(SM) product.

We hope you find this information helpful. Should you have any questions concerning your Visionary Variable Annuity(SM) from IL Annuity and Insurance Company, please don't hesitate to call our Service Center at: 888-232-6486.

As always, we appreciate and value your business.

Sincerely,
/s/ Gary Ryan
Gary Ryan
President & CEO

The following documents accompanied this letter to contract owners and are hereby incorporated by reference:

Document 1. The Semi-Annual Report of Alger American Small Capitalization Portfolio dated June 30, 2000, that was filed with the Securities and Exchange Commission ("Commission") on August 29, 2000 (File No. 811-05550).

Document 2. The Semi-Annual Report of Alger American MidCap Growth Portfolio dated June 30, 2000, that was filed with the Commission on August 29, 2000 (File No. 811-05550).

Document 3. The Semi-Annual Report of the OCC Accumulation Trust dated June 30, 2000, that was filed with the Commission on August 16, 2000 (File No. 811-08512).

Document 4. The Semi-Annual Report of T. Rowe Price Limited-Term Bond Portfolio dated June 30, 2000, that was filed with the Commission on August 18, 2000 (File No. 811-07153).

Document 5. The Semi-Annual Report of T. Rowe Price International Stock Portfolio dated June 30, 2000, that was filed with the Commission on August 18, 2000 (File No. 811-07145).

Document 6. The Semi-Annual Report of Van Eck Global Worldwide Hard Assets Fund dated June 30, 2000, that was filed with the Commission on August 17, 2000 (File No. 811-05083).

Document 7. The Semi-Annual Report of Fidelity Variable Insurance Products Fund and the Variable Insurance Products Fund II dated June 30, 2000, that were filed August 25, 2000 (File Nos. 811-03329 and 811-05511)

September 2000

Dear Contractholder:

As a Visionary Choice Variable Annuity[RegTM] contractholder, we are providing you with semiannual fund reports from Visionary Choice's[RegTM] ten fund managers. Please note that we have furnished reports for not only those funds in which you are investing, but all the fund options available in the Visionary Choice Variable Annuity[RegTM] product.

We hope you find this information helpful. Should you have any questions concerning your Visionary Choice Variable Annuity[RegTM] from IL Annuity and Insurance Company, please don't hesitate to call our Service Center at:
888-232-6486.

As always, we appreciate and value your business.

Sincerely,
/s/ Gary Ryan
Gary Ryan
President & CEO

The following documents accompanied this letter to contract owners and are hereby incorporated by reference:

Document 1. The Semi-Annual Report of Alger American Small Capitalization Portfolio dated June 30, 2000, that was filed with the Securities and Exchange Commission ("Commission") on August 29, 2000 (File No. 811-05550).

Document 2. The Semi-Annual Report of Alger American MidCap Growth Portfolio dated June 30, 2000, that was filed with the Commission on August 29, 2000 (File No. 811-05550).

Document 3. The Semi-Annual Report of the OCC Accumulation Trust dated June 30, 2000, that was filed with the Commission on August 16, 2000 (File No. 811-08512).

Document 4. The Semi-Annual Report of T. Rowe Price Limited-Term Bond Portfolio dated June 30, 2000, that was filed with the Commission on August 18, 2000 (File No. 811-07153).

Document 5. The Semi-Annual Report of T. Rowe Price International Stock Portfolio dated June 30, 2000, that was filed with the Commission on August 18, 2000 (File No. 811-07145).

Document 6. The Semi-Annual Report of First Eagle SoGen Overseas Variable Fund dated June 30, 2000, that was filed with the Commission on February 29, 2000 (File No. 811-09092).

Document 7. The Semi-Annual Report of SAFECO Resource Series Trust Equity Portfolio and Growth Opportunities Portfolio dated June 30, 2000, that was filed with the Commission on August 31, 2000 (File No. 811-04717).

Document 8. The Semi-Annual Report of Van Eck Global Worldwide Hard Assets Fund dated June 30, 2000, that was filed with the Commission on August 17, 2000 (File No. 811-05083).

Document 9. The Semi-Annual Report of Fidelity Variable Insurance Products Fund and the Variable Insurance Products Fund II dated June 30, 2000, that were filed August 25, 2000 (File Nos. 811-03329 and 811-05511).

Document 10. The Semi-Annual Report of PIMCO Variable Insurance Trust dated June 30, 2000, that was filed September 5, 2000 (File No. 811-08339.)




Document 11. The Semi-Annual Report of Neuberger Berman Advisors Management Trust Fund dated June 30, 2000, that was filed August 25, 2000 (File No. 811-04255.)

Document 12. The Semi-Annual Report of Royce Capital Fund dated June 30, 2000, that was filed with the Securities and Exchange Commission on August 31, 2000 (File No. 811-07537).